CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, authorized	250,000,000	250,000,000
Ordinary shares, issued	36,838,523	35,274,888
Ordinary shares, outstanding	36,838,523	35,274,888
Net of allowance for doubtful debt accounts | $	$ 38	$ 113